Leases - Amount recognized in the statement of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation of right-of-use assets	$ 570,411	$ 408,335
Interest on lease liabilities	307,691	211,666
Expense related to lease payments not included in the measurement of lease liabilities	$ 178,707	$ 118,476